Nov. 23, 2022
Cabana Target Drawdown 13 ETF
Cabana Target Drawdown 13 ETF

EXCHANGE LISTED FUNDS TRUST

Cabana Target Drawdown 13 ETF (NYSE Arca Ticker: TDSD)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 23, 2022 to each Fund’s currently effective summary prospectus and prospectus (together, the “Prospectuses”)

and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI for each Fund and should be read in conjunction with those documents.

Effective on or about December 12, 2022, the shares of each Fund will be listed on The Nasdaq Stock Market LLC rather than the NYSE Arca, Inc. When the listing change occurs, all references in the Funds’ Prospectuses and SAI to NYSE Arca, Inc. as the listing exchange for the Funds are deleted and replaced with The Nasdaq Stock Market LLC. The Funds’ ticker symbols will not change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.